Earnings per Share (Basic earnings per share) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Earnings attributed to the shareholders of the Company	$ 783	$ 11	$ 475